Outstanding Claims (Details 1)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Current estimate of cumulative claims incurred	$ 1,824,152,230
Cumulative payments to date	1,411,099,375
Total liability included in the consolidated statement of financial position	413,052,855
2005 [Member]
Statement Line Items [Line Items]
At end of accident year	25,362,416
One year later	44,520,499
Two years later	47,504,859
Three years later	47,354,940
Four years later	46,829,976
Five years later	46,391,258
Six years later	47,224,929
Seven years later	46,211,206
Eight years later	46,232,192
Nine years later	46,224,784
Ten years later	45,737,657
Eleven years later	45,608,779
Twelve years later	45,609,384
Thirteen years later	45,602,039
Fourteen years later	45,613,014
Current estimate of cumulative claims incurred	45,613,014
Cumulative payments to date	45,612,133
2006 [Member]
Statement Line Items [Line Items]
At end of accident year	25,254,263
One year later	35,110,485
Two years later	40,894,923
Three years later	39,641,082
Four years later	37,331,379
Five years later	37,665,596
Six years later	36,800,576
Seven years later	35,600,935
Eight years later	35,318,464
Nine years later	34,796,272
Ten years later	34,609,372
Eleven years later	34,553,537
Twelve years later	34,422,917
Thirteen years later	34,377,940
Fourteen years later
Current estimate of cumulative claims incurred	34,377,940
Cumulative payments to date	33,701,658
2007 [Member]
Statement Line Items [Line Items]
At end of accident year	37,939,544
One year later	54,041,148
Two years later	53,379,611
Three years later	53,971,648
Four years later	53,468,989
Five years later	53,393,860
Six years later	50,534,739
Seven years later	49,718,456
Eight years later	49,552,802
Nine years later	49,374,891
Ten years later	49,361,720
Eleven years later	49,312,510
Twelve years later	49,303,976
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	49,303,976
Cumulative payments to date	49,301,701
2008 [Member]
Statement Line Items [Line Items]
At end of accident year	114,560,922
One year later	125,149,178
Two years later	119,412,667
Three years later	121,676,478
Four years later	119,839,220
Five years later	113,090,591
Six years later	112,125,348
Seven years later	110,400,053
Eight years later	110,588,511
Nine years later	111,162,234
Ten years later	111,371,580
Eleven years later	111,500,390
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	111,500,390
Cumulative payments to date	110,725,084
2009 [Member]
Statement Line Items [Line Items]
At end of accident year	94,375,639
One year later	75,295,485
Two years later	67,118,529
Three years later	68,496,704
Four years later	68,217,208
Five years later	67,908,658
Six years later	67,807,370
Seven years later	67,613,678
Eight years later	68,114,668
Nine years later	68,950,049
Ten years later	68,881,829
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	68,881,829
Cumulative payments to date	67,854,039
2010 [Member]
Statement Line Items [Line Items]
At end of accident year	122,323,418
One year later	108,522,816
Two years later	105,943,110
Three years later	100,572,066
Four years later	99,513,334
Five years later	101,599,381
Six years later	100,198,544
Seven years later	100,302,961
Eight years later	100,073,144
Nine years later	100,119,899
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	100,119,899
Cumulative payments to date	99,582,296
2011 [Member]
Statement Line Items [Line Items]
At end of accident year	128,498,162
One year later	106,566,918
Two years later	100,764,212
Three years later	110,286,014
Four years later	114,464,267
Five years later	110,266,231
Six years later	111,774,284
Seven years later	110,644,445
Eight years later	111,028,275
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	111,028,275
Cumulative payments to date	102,709,727
2012 [Member]
Statement Line Items [Line Items]
At end of accident year	133,595,104
One year later	119,424,721
Two years later	108,556,804
Three years later	110,046,062
Four years later	103,996,492
Five years later	104,540,662
Six years later	103,167,021
Seven years later	97,917,558
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	97,917,558
Cumulative payments to date	94,781,375
2013 [Member]
Statement Line Items [Line Items]
At end of accident year	159,549,092
One year later	155,958,329
Two years later	148,160,641
Three years later	142,309,348
Four years later	133,916,518
Five years later	132,991,755
Six years later	130,843,807
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	130,843,807
Cumulative payments to date	128,732,202
2014 [Member]
Statement Line Items [Line Items]
At end of accident year	152,384,186
One year later	114,972,073
Two years later	101,352,163
Three years later	92,846,420
Four years later	88,210,215
Five years later	85,621,385
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	85,621,385
Cumulative payments to date	82,445,136
2015 [Member]
Statement Line Items [Line Items]
At end of accident year	174,601,048
One year later	160,100,166
Two years later	149,533,104
Three years later	145,920,851
Four years later	142,926,388
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	142,926,388
Cumulative payments to date	135,516,537
2016 [Member]
Statement Line Items [Line Items]
At end of accident year	175,094,042
One year later	173,369,296
Two years later	167,694,979
Three years later	158,572,219
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	158,572,219
Cumulative payments to date	149,115,128
2017 [Member]
Statement Line Items [Line Items]
At end of accident year	278,298,318
One year later	309,257,783
Two years later	317,052,504
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	317,052,504
Cumulative payments to date	224,833,333
2018 [Member]
Statement Line Items [Line Items]
At end of accident year	196,708,806
One year later	219,593,452
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	219,593,452
Cumulative payments to date	68,579,482
2019 [Member]
Statement Line Items [Line Items]
At end of accident year	150,799,594
One year later
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Thirteen years later
Fourteen years later
Current estimate of cumulative claims incurred	150,799,594
Cumulative payments to date	$ 17,609,544